Eaton Vance
Georgia Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.8%
Security	Principal Amount (000's omitted)	Value
Education — 10.1%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$ 1,045,280
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	467,725
5.00%, 6/15/37	520	567,232
Georgia Private Colleges and Universities Authority, (Agnes Scott College), 4.00%, 6/1/34	400	407,964
Georgia Private Colleges and Universities Authority, (Emory University):
4.00%, 9/1/36	1,825	1,895,974
5.00%, 9/1/37	1,000	1,097,570
5.00%, 10/1/38	1,000	1,036,330
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	919,750
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	249,813
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,256,748
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,650,510
		$ 11,594,896
Electric Utilities — 6.1%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,198,870
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/34	500	497,450
4.00%, 3/1/36	475	469,328
4.00%, 3/1/37	1,000	986,060
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,557,825
Monroe County Development Authority, GA, (Georgia Power Co.):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	882,710
2.25%, 7/1/25	1,000	948,150
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	472,260
		$ 7,012,653
Escrowed/Prerefunded — 3.2%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$ 1,007,670
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	$850	$ 898,271
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	535	585,146
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,056,090
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	90	91,247
		$ 3,638,424
General Obligations — 16.1%
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,500	$ 1,721,865
Bleckley County School District, GA, 5.00%, 10/1/42	1,000	1,086,130
Bryan County School District, GA:
4.00%, 8/1/33	500	507,370
4.00%, 8/1/34	435	441,038
Cherokee County School System, GA, 5.00%, 2/1/29	1,000	1,030,930
Dalton, GA, 5.00%, 2/1/48	2,000	2,100,640
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,094,250
5.00%, 2/1/37	500	538,160
Fulton County, GA:
5.00%, 12/29/23	2,500	2,523,625
5.00%, 7/1/31	1,000	1,079,100
Georgia, 4.00%, 7/1/35	1,000	1,030,720
Puerto Rico, 5.625%, 7/1/29	1,500	1,591,290
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,371
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,048,030
Walton County Public Facilities Authority, GA:
5.00%, 8/1/38	725	822,665
5.00%, 8/1/43	500	553,270
Worth County School District, GA, 5.00%, 12/1/37	235	248,792
		$ 18,499,246
Hospital — 12.4%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/39	$500	$ 536,885
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	431,695
4.00%, 7/1/37	500	502,770

Eaton Vance
Georgia Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.): (continued)
5.00%, 7/1/29	$500	$ 529,485
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,867,331
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,564,050
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,293,300
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,467,570
5.00%, 2/15/37	1,000	1,048,120
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	231,433
4.00%, 8/1/38	500	457,270
5.00%, 8/1/28	650	660,328
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,250	1,307,075
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,358,786
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.):
4.00%, 7/1/43	500	479,275
5.50%, 7/1/30	500	500,470
		$ 14,235,843
Industrial Development Revenue — 3.2%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,160,260
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	597,975
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,000	934,700
		$ 3,692,935
Insured - Electric Utilities — 5.4%
Georgia Municipal Electric Authority, (AGM), 5.00%, 7/1/37	$1,470	$ 1,595,038
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/48	500	524,790
(AGM), 5.00%, 7/1/55	1,000	1,043,370
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	606,084
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,050,619
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$980	$ 971,699
(NPFG), 5.25%, 7/1/34	420	415,057
		$ 6,206,657
Insured - General Obligations — 1.0%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,199,173
		$ 1,199,173
Insured - Lease Revenue/Certificates of Participation — 1.9%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$ 741,502
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,490,375
		$ 2,231,877
Insured - Water and Sewer — 1.9%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	$1,590	$ 1,694,876
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	516,580
		$ 2,211,456
Lease Revenue/Certificates of Participation — 3.2%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,069,940
Downtown Smyrna Development Authority, GA, 5.00%, 2/1/26	2,000	2,102,480
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	531,670
		$ 3,704,090
Other Revenue — 2.7%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$2,000	$ 2,087,700
5.00% to 6/1/30 (Put Date), 6/1/53	1,000	1,040,750
		$ 3,128,450
Senior Living/Life Care — 1.8%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(1)	$800	$ 746,104
4.00%, 4/1/30(1)	970	877,190

Eaton Vance
Georgia Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$ 504,875
		$ 2,128,169
Special Tax Revenue — 5.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 193,980
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	776,925
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/39	1,000	1,135,000
5.00%, 7/1/43	1,000	1,037,480
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,037,950
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,915,880
		$ 6,097,215
Transportation — 10.5%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,762,525
(AMT), 4.00%, 7/1/39	600	582,216
(AMT), 4.00%, 7/1/40	3,000	2,883,270
(AMT), 5.00%, 1/1/31	1,000	1,008,630
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,937,000
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	902,276
		$ 12,075,917
Water and Sewer — 13.0%
Atlanta, GA, Water and Wastewater Revenue:
4.00%, 11/1/36	$1,000	$ 1,012,780
5.00%, 11/1/29	1,000	1,088,800
Barrow County Water and Sewerage Authority, GA, 5.00%, 8/1/37	500	568,950
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,218,087
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	392,389
Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	261,058
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	2,000	2,296,540
5.00%, 10/1/45	2,650	2,922,155
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	$1,500	$ 1,501,965
Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	500	494,995
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,030,120
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	1,000	1,091,360
5.25%, 2/1/47	1,000	1,118,790
		$ 14,997,989
Total Tax-Exempt Municipal Obligations (identified cost $114,935,583)		$112,654,990
Total Investments — 97.8% (identified cost $114,935,583)		$112,654,990
Other Assets, Less Liabilities — 2.2%		$ 2,503,710
Net Assets — 100.0%		$115,158,700
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $2,751,974 or 2.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2023, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 6.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
Georgia Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$112,654,990	$ —	$112,654,990
Total Investments	$ —	$112,654,990	$ —	$112,654,990
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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